revenue from contracts with customers - Contract assets (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Contract assets
Contract assets at beginning of period	$ 1,069	$ 1,449	$ 1,238	$ 1,475
Net additions arising from operations	176	350	347	671
Amounts billed in period and thus reclassified to accounts receivable	(343)	(357)	(688)	(703)
Change in impairment allowance, net	(2)	(2)	3	(4)
Other	1	1	1	2
Contract assets at end of period	901	1,441	901	1,441
Reconciliation of contract assets presented in the Consolidated statements of financial position - current
Gross contract assets	689	1,019	689	1,019
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	(9)	(5)	(9)	(5)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	(142)	(155)	(142)	(155)
Current contract assets	538	859	538	859	$ 737
Wireless segment
Contract assets
Amounts billed in period and thus reclassified to accounts receivable	(268)	(330)	(557)	(650)
The 12-month period ending one year hence
Contract assets
Contract assets at beginning of period			910
Contract assets at end of period	689	1,019	689	1,019
The 12-month period ending two years hence
Contract assets
Contract assets at beginning of period			308
Contract assets at end of period	197	407	197	407
Thereafter
Contract assets
Contract assets at beginning of period			20
Contract assets at end of period	$ 15	$ 15	$ 15	$ 15